INTEREST EXPENSE	12 Months Ended
Dec. 31, 2011
INTEREST EXPENSE [Abstract]
INTEREST EXPENSE
13.	INTEREST EXPENSE

Interest expense consists of interest expense on the long-term debt, the commitment fee and amortization of the deferred financing costs related to the Credit Facility. Amounts borrowed under the Credit Facility bear interest equal to LIBOR plus a margin between 0.7% and 1.2%. The financing costs incurred in connection with the refinancing of the previous Credit Facility are deferred and amortized over the term of the Credit Facility on a straight-line basis. The amortization of deferred financing costs for the years ended December 31, 2011, 2010 and 2009 was $0.7 million, $0.7 million and $0.7 million, respectively. Total deferred financing costs were $1.1 million and $1.8 million at December 31, 2011 and 2010, respectively.